Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	May 31, 2022	Aug. 31, 2021
Current Assets
Cash	$ 10,465	$ 13,447
Amounts receivable (Note 5)	1,281	460
Prepaid and other assets (Note 6)	724	332
Inventory (Note 7)	2,248	1,179
Total current assets	14,718	15,418
Mineral property, plant and equipment (Note 8)	50,921	2,482
Exploration and evaluation assets and expenditures (Note 9)		38,618
Total assets	65,639	56,518
Current Liabilities
Amounts payable and accrued liabilities (Note 10)	6,512	5,263
Income tax payable (Note 11)	259
Derivative warrant liabilities (Note 12)	3,406	2,149
Total current liabilities	10,177	7,412
Provision for reclamation	2,781	2,681
Total liabilities	12,958	10,093
Shareholders’ equity
Share capital (Note 13)	163,921	158,129
Share based payment reserve (Note 14)	6,022	5,680
Warrants reserve	1,700	1,606
Accumulated deficit	(119,466)	(117,457)
Equity attributable to owners of the Company	52,177	47,958
Non-controlling interests (Note 16)	504	(1,533)
Total shareholders’ equity	52,681	46,425
Total Shareholders’ Equity and Liabilities	$ 65,639	$ 56,518